Pro Forma Summary of Acquisition (Detail) (Avis Europe, USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Avis Europe
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net revenues	$ 7,259
Net income	$ 22
Earnings per share - Diluted	$ 0.17